Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	¥ 3,581	$ 509
Deferred income tax expense
Income tax expenses	¥ 3,581	$ 509		¥ 2,613